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                                                Filed Pursuant to Rule 497(e)
                                                Registration File No.: 333-59100



                       SUPPLEMENT DATED SEPTEMBER 30, 2003
                              TO THE PROSPECTUS OF
                      MORGAN STANLEY KLD SOCIAL INDEX FUND
                             DATED JANUARY 30, 2003


         The second paragraph of the section of the Prospectus titled "FUND MANAGEMENT" is hereby replaced by the following:

         The Fund is managed within the Index Team. Kevin Jung, an Executive Director of the Investment Manager, is a current member of the team.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.